Stock-Based Compensation Plans (Schedule Of Other Data For Stock Option And Stock Award Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-Based Compensation Plans [Abstract]
Total compensation cost of stock-based compensation plans charged against income	$ 13,773	$ 14,737	$ 10,323
Total income tax benefit recognized in income for stock based compensation plans	5,062	5,416	3,794
Total intrinsic value of stock options exercised	17,635	45,600	26,344
Total intrinsic value of stock awards vested during the period	$ 7,429	$ 12,065	$ 4,564
Per-share weighted averaged grant-date fair value of stock awards granted	$ 126.53	$ 121.75	$ 88.48